As filed with the Securities and Exchange Commission on May 2, 2019

Securities Act No. 33-44964

Investment Company Act File No. 811-06526

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 164	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 167	☒

THE BOSTON TRUST & WALDEN FUNDS

(Exact Name of Registrant as Specified in Charter)

One Beacon Street, Boston, MA 02108

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (614) 470-8000

Michael V. Wible

Thompson Hine LLP

41 S. High Street,

Suite 1700

Columbus, Ohio 43215

(Address of Agent for Service)

With Copies to:

Jennifer Hankins

Citi Fund Services Ohio, Inc.

4400 Easton Commons, Suite 200Columbus, Ohio 43219

It is proposed that this filing will become effective (check appropriate box)

☒ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ on 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston in the Commonwealth of Massachusetts on the 2nd day of May, 2019.

THE BOSTON TRUST & WALDEN FUNDS

By:	/s/ Lucia Santini
Lucia Santini
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities indicated on the date indicated.

SIGNATURE	TITLE	DATE

/s/ Diane Armstrong	Trustee	May 2, 2019
Diane Armstrong*

/s/ Michael M. Van Buskirk	Trustee	May 2, 2019
Michael M. Van Buskirk*

/s/ Elizabeth E. McGeveran	Trustee	May 2, 2019
Elizabeth E. McGeveran*

/s/ Lucia Santini	Trustee and President	May 2, 2019
Lucia Santini	Principal Executive Officer

/s/ Heidi Soumerai	Trustee	May 2, 2019
Heidi Soumerai*

/s/ Jennifer Ellis	Treasurer	May 2, 2019
Jennifer Ellis*	Principal Accounting Officer

By:	/s/ Michael V. Wible
Michael V. Wible, as attorney-in-fact

*Pursuant to power of attorney

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT	PAGE NO.

Risk/return summary of the Fund’s prospectus as an Interactive Data File using eXtensible Business Reporting Language (“XBRL”)